UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON NOVEMBER 12, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 15, 2003.

Report for the Calendar Year or Quarter Ended:     SEPTEMBER 30, 2002

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  OCTOBER 31, 2003


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       7

Form 13F Information Table Value Total:       375,015,000



List of Other Included Managers:



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                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ---------- -------- ------- -------

AMERICAN WATER WORKS           CS               030411102    42398   949342 SH       SOLE                   949342
AT&T CORP (SED)                CS               001957109    31688  2638459 SH       SOLE                  2638459
DREYERS GRAND ICE CREAM INC    CS               261878102    61427   879287 SH       SOLE                   879287
GUCCI CORP.                    CS               401566104     2110    25000 SH       SOLE                    25000
PHARMACIA CORP                 CS               71713U102   171273  4405181 SH       SOLE                  4405181
TICKETMASTER                   CS               88633P203     5022   329072 SH       SOLE                   329072
TRW INC.                       CS               872649108    61097  1043506 SH       SOLE                  1043506
							   375,015


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